Related Party Transactions - Additional Information (Detail) ¥ in Millions				12 Months Ended
	Aug. 27, 2020 CNY (¥) m²	Aug. 24, 2017	Aug. 25, 2011	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period	3 years
Borrowings				¥ 323,117	¥ 340,450
Annual fee				125,760	129,848
Term Of Land Use Rights Leasing Contract			50 years
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,142,000,000
Annual fee	¥ 5,673
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 713
Revised Building Leasing Contract, aggregate area of building | m²	1,287,500
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
New comprehensive products and services agreement effective Period			3 years
Sales of goods				128,265	115,587	¥ 105,535
Sales of services				34,872	8,313	8,593
Purchases of goods and services				489,353	416,561	321,858
Purchases of assets				1,196	1,051	767
Interest income				705	270	381
Deposits				47,656	36,489
Borrowings				133,453	133,800
Rents and other payments made under financial leasing				6,996	6,797	8,294
Annual fee				98,143	101,453
Expiry Period Of Land Use Rights Leasing Contract			2050
Interest on Loans and Other Financial Service Expenses				¥ 4,435	¥ 4,878	¥ 8,051
China Petroleum Chemical Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of voting equity interests acquired				80.54%	80.41%
China Petroleum Chemical Corporation [Member] | New Building Lease Agreement [Member]
Disclosure of transactions between related parties [Line Items]
Adjustment Period Of Annual Rental Fees Not Exceeding Fair Market Prices		3 years